UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

GlacierShares Nasdaq Iceland ETF
TF | GLCR
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the GlacierShares Nasdaq Iceland ETF for the period of March 26, 2025, to June 30, 2025. You can find additional information about the Fund at https://teucrium.com/etfs/glcr. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
GlacierShares Nasdaq Iceland ETF	$25	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$764,199
Number of Holdings	31
Net Advisory Fee	$1,669
Portfolio Turnover	8%
Visit https://teucrium.com/etfs/glcr for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Financials	28.7%
Health Care	21.9%
Consumer Staples	20.3%
Real Estate	7.8%
Industrials	7.3%
Consumer Discretionary	6.5%
Materials	3.5%
Communications	1.1%
Energy	0.8%
Cash & Other	2.1%

Top 10 Issuers	(%)
Islandsbanki HF	11.7%
Arion Banki HF	10.5%
Alvotech SA	8.9%
Oculis Holding AG	8.0%
Embla Medical HF	5.0%
Mowi ASA	4.5%
JBT Marel Corp.	4.4%
Bakkafrost P/F	4.2%
Salmar ASA	4.1%
Kvika banki hf	3.6%
Geographic Breakdown (%)

Iceland (58.2%)
Norway (10.7%)
Luxembourg (8.9%)
Switzerland (8.0%)
United States (4.4%)
Faroe Islands (4.2%)
Canada (3.5%)
Cash & Other (2.1%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/etfs/glcr.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
GlacierShares Nasdaq Iceland ETF	PAGE 1	TSR-SAR-53656H843

Relative Strength Managed Volatility Strategy ETF
RSMV (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Relative Strength Managed Volatility Strategy ETF for the period of January 13, 2025, to June 30, 2025. You can find additional information about the Fund at https://teucrium.com/etfs/rsmv. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Relative Strength Managed Volatility Strategy ETF	$44	0.96%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$48,027,491
Number of Holdings	39
Net Advisory Fee	$327,448
Portfolio Turnover	242%
Visit https://teucrium.com/etfs/rsmv for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Security Type Breakdown

Top 10 Issuers	(%)
Alphabet, Inc.	4.9%
SPDR Portfolio Short Term Treasury ETF	4.5%
Wells Fargo & Co.	2.7%
Netflix, Inc.	2.7%
NVIDIA Corp.	2.7%
Broadcom, Inc.	2.7%
General Electric Co.	2.7%
JPMorgan Chase & Co.	2.6%
Bank of America Corp.	2.6%
Cisco Systems, Inc.	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/etfs/rsmv.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Relative Strength Managed Volatility Strategy ETF	PAGE 1	TSR-SAR-53656G332

Teucrium 2x Daily Corn ETF
CXRN (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Teucrium 2x Daily Corn ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://teucrium.com/etfs/cxrn. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Corn ETF	$42	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$812,243
Number of Holdings	1
Net Advisory Fee	$7,770
Portfolio Turnover	0%
Visit https://teucrium.com/etfs/cxrn for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
Corn No. 2 Yellow Futures	-8.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/etfs/cxrn.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Teucrium 2x Daily Corn ETF	PAGE 1	TSR-SAR-53656G316

Teucrium 2x Daily Wheat ETF
WXET (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Teucrium 2x Daily Wheat ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://teucrium.com/etfs/wxet. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Daily Wheat ETF	$42	0.95%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$771,882
Number of Holdings	1
Net Advisory Fee	$6,750
Portfolio Turnover	0%
Visit https://teucrium.com/etfs/wxet for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
Wheat Futures	-5.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/etfs/wxet.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Teucrium 2x Daily Wheat ETF	PAGE 1	TSR-SAR-53656G282

Teucrium 2x Long Daily XRP ETF
XXRP (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Teucrium 2x Long Daily XRP ETF for the period of April 7, 2025, to June 30, 2025. You can find additional information about the Fund at https://teucrium.com/etfs/XXRP. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium 2x Long Daily XRP ETF	$125	5.01%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$158,666,221
Number of Holdings	4
Net Advisory Fee	$354,165
Portfolio Turnover	0%
Visit https://teucrium.com/etfs/XXRP for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
XRP Futures	7.1%
CME XRP Futures	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/etfs/XXRP.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Teucrium 2x Long Daily XRP ETF	PAGE 1	TSR-SAR-53656G191

Teucrium Agricultural Strategy No K-1 ETF
TILL (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Teucrium Agricultural Strategy No K-1 ETF for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://teucrium.com/etfs/till. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Teucrium Agricultural Strategy No K-1 ETF	$44	0.89%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,652,554
Number of Holdings	4
Portfolio Turnover	0%
Visit https://teucrium.com/etfs/till for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
Soybean Futures	-0.2%
Sugar No. 11 Futures	-0.6%
Wheat Futures	-0.8%
Corn No. 2 Yellow Futures	-1.3%
Other Material Fund Changes:
The Fund changed its fiscal year-end from April 30th to December 31st for 2024. The change will be effective as of December 31, 2024. This means that the Fund’s most recent tax year will be a short tax year, from May 1st to December 31, 2024, and that subsequent tax years will be on the calendar year, from January 1st to December 31st.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/etfs/till.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Teucrium Agricultural Strategy No K-1 ETF	PAGE 1	TSR-SAR-53656F144

Yields For You Income Strategy A ETF
YFYA (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Yields For You Income Strategy A ETF for the period of January 30, 2025, to June 30, 2025. You can find additional information about the Fund at https://teucrium.com/etfs/yfya. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Yields For You Income Strategy A ETF	$41	1.00%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$24,443,498
Number of Holdings	6
Net Advisory Fee	$104,577
Portfolio Turnover	9%
Visit https://teucrium.com/etfs/yfya for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top 10 Issuers	(%)
SPDR Bloomberg 1-3 Month T-Bill ETF	35.0%
Touchstone Ultra Short Income ETF	30.0%
AAM Low Duration Preferred and Income Securities ETF	21.5%
JPMorgan Nasdaq Equity Premium Income ETF	5.2%
JPMorgan Equity Premium Income ETF	5.1%
FolioBeyond Alternative Income and Interest Rate Hedge ETF	3.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://teucrium.com/etfs/yfya.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Teucrium Trading, LLC documents not be householded, please contact Teucrium Trading, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Teucrium Trading, LLC or your financial intermediary.
Yields For You Income Strategy A ETF	PAGE 1	TSR-SAR-53656G357

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Teucrium ETFs
GlacierShares Nasdaq Iceland ETF (GLCR)
Relative Strength Managed Volatility Strategy ETF (RSMV)
Teucrium 2x Daily Corn ETF (CXRN)
Teucrium 2x Daily Wheat ETF (WXET)
Teucrium 2x Long Daily XRP ETF (XXRP)
Teucrium Agricultural Strategy No K-1 ETF (TILL)
Yields for You Income Strategy A ETF (YFYA)
Financial Statements and Additional Information
June 30, 2025 (Unaudited)

TABLE OF CONTENTS (Unaudited)

GlacierShares Nasdaq Iceland ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Canada - 3.5%
Amaroq Minerals Ltd.(a)	25,191	$26,926
Faroe Islands - 4.2%
Bakkafrost P/F	724	32,467
Iceland - 58.2%(b)
Arion Banki HF(c)	58,840	80,619
Eik fasteignafelag HF	64,402	7,282
Eimskipafelag Islands HF	3,251	10,036
Embla Medical HF(a)	7,229	38,102
Festi HF	9,929	23,357
Hagar HF	26,597	23,051
Hampidjan HF	21,767	20,661
Heimar HF	80,735	23,990
Icelandair Group HF(a)	1,342,290	12,409
Islandsbanki HF	93,584	89,602
Kaldalon HF(a)	35,431	6,375
Kvika banki HF	193,529	27,874
Nova Klubburinn HF	159,791	6,278
Olgerdin Egill Skallagrims HF(a)	114,318	17,456
Reitir fasteignafelag HF	24,213	22,383
Siminn HF	78,947	8,406
Sjova-Almennar Tryggingar HF	28,241	10,723
Skagi HF	67,268	10,188
Skel fjarfestingafelag HF	42,210	5,888
		444,680
Luxembourg - 8.9%
Alvotech SA(a)	7,435	67,807
Norway - 10.7%
Aker BioMarine ASA	109	646
Austevoll Seafood ASA	505	4,836
Grieg Seafood ASA(a)	286	2,138
Leroy Seafood Group ASA	1,379	6,514
Mowi ASA	1,781	34,248
Salmar ASA	732	31,596
Salmon Evolution ASA(a)	2,327	1,400
		81,378

	Shares	Value
Switzerland - 8.0%
Oculis Holding AG(a)	3,149	$61,122
United States - 4.4%
JBT Marel Corp.	278	33,432
TOTAL COMMON STOCKS (Cost $685,620)		747,812
TOTAL INVESTMENTS - 97.9% (Cost $685,620)		$747,812
Money Market Deposit Account - 1.9%(d)		14,513
Other Assets in Excess of Liabilities - 0.2%		1,874
TOTAL NET ASSETS - 100.0%		$764,199

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $80,619 or 10.5% of the Fund’s net assets.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$747,812	$ —	$ —	$747,812
Total Investments	$747,812	$—	$—	$747,812

The accompanying notes are an integral part of these financial statements.

1

Relative Strength Managed Volatility Strategy ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.0%
Banking - 7.9%
Bank of America Corp.	26,480	$1,253,034
JPMorgan Chase & Co.	4,355	1,262,558
Wells Fargo & Co.	16,079	1,288,249
		3,803,841
Consumer Discretionary Products - 2.4%
Tesla, Inc.(a)	3,583	1,138,176
Consumer Discretionary Services - 2.4%
McDonald’s Corp.	3,984	1,164,005
Consumer Staple Products - 7.3%
Coca-Cola Co.	16,709	1,182,162
Philip Morris International, Inc.	6,431	1,171,278
Procter & Gamble Co.	7,318	1,165,904
		3,519,344
Financial Services - 4.9%
Mastercard, Inc. - Class A	2,064	1,159,844
Visa, Inc. - Class A	3,312	1,175,926
		2,335,770
Health Care - 14.5%
Abbott Laboratories	8,799	1,196,752
AbbVie, Inc.	6,167	1,144,719
Eli Lilly & Co.	1,448	1,128,759
Johnson & Johnson	7,597	1,160,442
Merck & Co., Inc.	14,564	1,152,886
UnitedHealth Group, Inc.	3,826	1,193,597
		6,977,155
Industrial Products - 2.7%
General Electric Co.	4,970	1,279,228
Materials - 2.5%
Linde PLC	2,527	1,185,618
Media - 10.1%
Alphabet, Inc. - Class A	6,665	1,174,573
Alphabet, Inc. - Class C	6,610	1,172,548
Meta Platforms, Inc. - Class A	1,672	1,234,086
Netflix, Inc.(a)	961	1,286,904
		4,868,111
Oil & Gas - 4.8%
Chevron Corp.	8,059	1,153,968
Exxon Mobil Corp.	10,500	1,131,900
		2,285,868
Retail & Wholesale - Discretionary - 5.0%
Amazon.com, Inc.(a)	5,430	1,191,288
Home Depot, Inc.	3,337	1,223,477
		2,414,765

	Shares	Value
Retail & Wholesale - Staples - 5.0%
Costco Wholesale Corp.	1,200	$1,187,928
Walmart, Inc.	12,496	1,221,859
		2,409,787
Software & Technology Services - 12.5%
International Business Machines Corp.	4,171	1,229,527
Microsoft Corp.	2,453	1,220,147
Oracle Corp.	5,577	1,219,300
Palantir Technologies, Inc. - Class A(a)	8,295	1,130,774
Salesforce, Inc.	4,469	1,218,652
		6,018,400
Technology Hardware & Semiconductors - 10.5%
Apple, Inc.	5,928	1,216,248
Broadcom, Inc.	4,662	1,285,080
Cisco Systems, Inc.	17,965	1,246,412
NVIDIA Corp.	8,138	1,285,723
		5,033,463
Telecommunications - 2.5%
T-Mobile US, Inc.	5,118	1,219,415
TOTAL COMMON STOCKS (Cost $44,203,834)		45,652,946
EXCHANGE TRADED FUNDS - 4.5%
SPDR Portfolio Short Term Treasury ETF	73,525	2,153,547
TOTAL EXCHANGE TRADED FUNDS (Cost $2,142,277)		2,153,547
TOTAL INVESTMENTS - 99.5% (Cost $46,346,111)		$47,806,493
Money Market Deposit Account - 0.5%(b)		242,527
Liabilities in Excess of Other Assets - (0.0)%(c)		(21,529)
TOTAL NET ASSETS - 100.0%		$48,027,491

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Relative Strength Managed Volatility Strategy ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$45,652,946	$—	$—	$45,652,946
Exchange Traded Funds	2,153,547	—	—	2,153,547
Total Investments	$ 47,806,493	$—	$—	$47,806,493

Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

3

Teucrium 2x Daily Corn ETF
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 84.8%(a)	688,718
Other Assets in Excess of Liabilities - 15.2%	123,525
TOTAL NET ASSETS - 100.0%	$812,243

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Corn No. 2 Yellow Futures(a)	79	09/12/2025	$1,616,538	$ (65,341)
Net Unrealized Appreciation (Depreciation)				$ (65,341)

(a)	All of this security is held by CXRN Cayman.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(65,341)	$—	$—	$(65,341)
Total Other Financial Instruments	$(65,341)	$—	$—	$(65,341)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
The accompanying notes are an integral part of these consolidated financial statements.

4

Teucrium 2x Daily Wheat ETF
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 81.8%(a)	631,262
Other Assets in Excess of Liabilities - 18.2%	140,620
TOTAL NET ASSETS - 100.0%	$ 771,882

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
Wheat Futures(a)	57	09/12/2025	$1,534,013	$ (44,691)
Net Unrealized Appreciation (Depreciation)				$ (44,691)

(a)	All of this security is held by WXET Cayman.

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$ (44,691)	$—	$—	$(44,691)
Total Other Financial Instruments	$ (44,691)	$—	$—	$(44,691)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
The accompanying notes are an integral part of these consolidated financial statements.

5

Teucrium 2x Long Daily XRP ETF
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 11.6%(a)	18,403,653
Other Assets in Excess of Liabilities - 88.4%	140,262,568
TOTAL NET ASSETS - 100.0%	$ 158,666,221

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)
CME XRP Futures(a)	51	07/25/2025	$5,978,475	$83,715
XRP Futures(a)	12,733	07/25/2025	300,486,067	11,137,099
Net Unrealized Appreciation (Depreciation)				$ 11,220,814

(a)	All of this security is held by XXRP Cayman.
Consolidated Schedule of Total Return Swap Contracts
June 30, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
21Shares XRP ETP	Marex Capital Markets, Inc.	Receive	OBFR + 20.00%	Monthly	05/08/2026	$9,468,260	$107,133
Net Unrealized Appreciation (Depreciation)							$ 107,133

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2025.
OBFR - Overnight Bank Funding Rate was 4.33% as of June 30, 2025.
The accompanying notes are an integral part of these consolidated financial statements.

6

Teucrium 2x Long Daily XRP ETF
CONSOLIDATED Schedule of Reverse Repurchase Agreements
June 30, 2025 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value(a)
Marex Capital Markets Inc.	4.68%	6/24/2025	07/02/2025	$ (740,574,560)	$(739,901,250)
				$ (740,574,560)	$(739,901,250)

(a)
All or a portion of the Fund’s investment in U.S. treasury bills has been pledged as collateral in connection with reverse repurchase agreements. At June 30, 2025, the value pledged was $748,134,583, which is reflected in received for investments sold on the Consolidated Statements of Assets and Liabilities.

	Level 1	Level 2	Level 3	Total
Assets:
Other Financial Instruments:
Futures Contracts*	$11,220,814	$—	$—	$11,220,814
Total Return Swaps*	107,133	—	—	107,133
Total Other Financial Instruments	$11,327,947	$—	$—	$11,327,947
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements	$—	$(739,901,250)	$—	$(739,901,250)
Total Other Financial Instruments	$—	$(739,901,250)	$—	$(739,901,250)

*	The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
The accompanying notes are an integral part of these consolidated financial statements.

7

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Schedule of Investments
June 30, 2025 (Unaudited)

TOTAL INVESTMENTS - 0.0% (Cost $0)	$0
Money Market Deposit Account - 95.9%(a)	3,503,520
Other Assets in Excess of Liabilities - 4.1%	149,034
TOTAL NET ASSETS - 100.0%	$ 3,652,554

Percentages are stated as a percent of net assets.
(a)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

Consolidated Schedule of Futures Contracts
June 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Corn No. 2 Yellow Futures(a)	42	12/12/2025	$893,550	$(46,314)
Soybean Futures(a)	18	11/14/2025	924,300	(8,272)
Sugar No. 11 Futures(a)	49	06/30/2026	910,459	(22,419)
Wheat Futures(a)	31	07/14/2026	924,188	(30,540)
Net Unrealized Appreciation (Depreciation)				$ (107,545)

(a)	All of this security is held by TILL Cayman

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Futures Contracts*	$ (107,545)	$—	$—	$(107,545)
Total Other Financial Instruments	$ (107,545)	$—	$—	$(107,545)

*	The fair value of the Fund’s investment represents the unrealized appreciation (depreciation) as of June 30, 2025.
The accompanying notes are an integral part of these consolidated financial statements.

8

Yields for You Income Strategy A ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.7%
AAM Low Duration Preferred and Income Securities ETF	267,749	$5,250,558
FolioBeyond Alternative Income and Interest Rate Hedge ETF	19,965	730,120
JPMorgan Equity Premium Income ETF	21,806	1,239,671
JPMorgan Nasdaq Equity Premium Income ETF	23,198	1,261,971
SPDR Bloomberg 1-3 Month T-Bill ETF(a)	93,176	8,547,034
Touchstone Ultra Short Income ETF(a)	289,442	7,330,119
TOTAL EXCHANGE TRADED FUNDS (Cost $24,585,246)		24,359,473
TOTAL INVESTMENTS - 99.7% (Cost $24,585,246)		$24,359,473
Money Market Deposit Account - 0.3%(b)		70,491
Other Assets in Excess of Liabilities - 0.0%		13,534
TOTAL NET ASSETS - 100.0%		$ 24,443,498

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$ 24,359,473	$—	$—	$24,359,473
Total Investments	$ 24,359,473	$—	$—	$24,359,473

The accompanying notes are an integral part of these financial statements.

9

Teucrium ETFs
Consolidated Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	GlacierShares Nasdaq Iceland ETF	Relative Strength Managed Volatility Strategy ETF	Teucrium 2x Daily Corn ETF	Teucrium 2x Daily Wheat ETF	Teucrium 2x Long Daily XRP ETF
ASSETS:
Investments, at value	$747,812	$47,806,493	$—	$—	$—
Cash - interest bearing deposit account	14,513	242,527	688,718	631,262	18,403,653
Dividends receivable	1,104	18,690	—	—	—
Cash	707	—	—	—	—
Dividend tax reclaims receivable	567	—	—	—	—
Interest receivable	94	835	2,740	2,616	45,843
Receivable for investments sold	—	—	—	—	748,134,583
Deposits at Broker	–	—	130,350	145,778	133,431,371
Total assets	764,797	48,068,545	821,808	779,656	900,015,450
LIABILITIES:
Payable to adviser	598	41,054	678	649	178,958
Payable for swap contracts	—	—	—	—	691,898
Reverse repurchase agreements	—	—	—	—	739,901,250
Variation margin on futures contracts, net	—	—	8,887	7,125	—
Interest payable	–	—	—	—	577,123
Total liabilities	598	41,054	9,565	7,774	741,349,229
NET ASSETS	$ 764,199	$48,027,491	$812,243	$771,882	$158,666,221
NET ASSETS CONSISTS OF:
Paid-in capital	$696,422	$51,017,857	$952,197	$1,113,604	$169,364,201
Total distributable earnings/(accumulated losses)	67,777	(2,990,366)	(139,954)	(341,722)	(10,697,980)
Total net assets	$ 764,199	$48,027,491	$812,243	$771,882	$158,666,221
Net assets	$764,199	$48,027,491	$812,243	$771,882	$158,666,221
Shares issued and outstanding(a)	30,000	1,940,000	40,000	40,000	5,450,000
Net asset value per share	$25.47	$24.76	$20.31	$19.30	$29.11
COST:
Investments, at cost	$685,620	$46,346,111	$—	$—	$—

The accompanying notes are an integral part of these consolidated financial statements.

10

Teucrium ETFs
Consolidated Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

	Teucrium Agricultural Strategy No K-1 ETF	Yields for You Income Strategy A ETF
ASSETS:
Investments, at value	$—	$24,359,473
Cash - interest bearing deposit account	3,503,520	70,491
Deposits at Broker	160,632	—
Interest receivable	12,588	516
Dividends receivable	—	34,271
Total assets	3,676,740	24,464,751
LIABILITIES:
Variation margin on futures contracts, net	21,464	—
Payable to adviser	2,722	21,253
Total liabilities	24,186	21,253
NET ASSETS	$ 3,652,554	$24,443,498
NET ASSETS CONSISTS OF:
Paid-in capital	$3,729,799	$24,678,228
Total accumulated losses	(77,245)	(234,730)
Total net assets	$ 3,652,554	$24,443,498
Net assets	$3,652,554	$24,443,498
Shares issued and outstanding(a)	200,000	2,475,000
Net asset value per share	$18.26	$9.88
COST:
Investments, at cost	$—	$24,585,246

The accompanying notes are an integral part of these consolidated financial statements.

11

Teucrium ETFs
Consolidated Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	GlacierShares Nasdaq Iceland ETF(a)	Relative Strength Managed Volatility Strategy ETF(b)	Teucrium 2x Daily Corn ETF	Teucrium 2x Daily Wheat ETF	Teucrium 2x Long Daily XRP ETF(c)
INVESTMENT INCOME:
Dividend income	$7,982	$508,524	$—	$—	$—
Interest income	280	10,570	31,931	27,001	695,657
Less: Dividend withholding taxes	(1,278)	(1,742)	—	—	—
Total investment income	6,984	517,352	31,931	27,001	695,657
EXPENSES:
Investment advisory fee	1,669	327,448	13,944	12,695	354,165
Interest expense	—	—	—	—	583,763
Total expenses	1,669	327,448	13,944	12,695	937,928
Expense reimbursement by Adviser	—	—	(6,174)	(5,945)	—
Net expenses	1,669	327,448	7,770	6,750	937,928
NET INVESTMENT INCOME/(LOSS)	5,315	189,904	24,161	20,251	(242,271)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	629	(4,640,652)	—	—	—
Futures contracts	—	—	(76,539)	(299,312)	(32,161,030)
Swap contracts	—	—	—	—	10,555,613
Foreign currency translation	(342)	—	—	—	—
Net realized gain (loss)	287	(4,640,652)	(76,539)	(299,312)	(21,605,417)
Net change in unrealized appreciation (depreciation) on:
Investments	62,192	1,460,382	—	—	—
Future contracts	—	—	(200,500)	633	11,220,814
Swap contracts	—	—	—	—	(71,106)
Foreign currency translation	(17)	—	—	—	—
Net change in unrealized appreciation (depreciation)	62,175	1,460,382	(200,500)	633	11,149,708
Net realized and unrealized gain (loss)	62,462	(3,180,270)	(277,039)	(298,679)	(10,455,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 67,777	$(2,990,366)	$(252,878)	$(278,428)	$(10,697,980)

(a)	Inception date of the Fund was March 26, 2025.
(b)	Inception date of the Fund was January 13, 2025.
(c)	Inception date of the Fund was April 7, 2025.
The accompanying notes are an integral part of these consolidated financial statements.

12

Teucrium ETFs
Consolidated Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

	Teucrium Agricultural Strategy No K-1 ETF	Yields for You Income Strategy A ETF(a)
INVESTMENT INCOME:
Interest income	$78,440	$3,494
Dividend income	—	531,408
Total investment income	78,440	534,902
EXPENSES:
Investment advisory fee	29,758	104,577
Total expenses	29,758	104,577
Expense reimbursement by Adviser	(12,784)	—
Net expenses	16,974	104,577
NET INVESTMENT INCOME	61,466	430,325
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	—	(46,320)
Futures contracts	(227,392)	—
Net realized gain (loss)	(227,392)	(46,320)
Net change in unrealized appreciation (depreciation) on:
Investments	—	(225,773)
Future contracts	109,112	—
Net change in unrealized appreciation (depreciation)	109,112	(225,773)
Net realized and unrealized gain (loss)	(118,280)	(272,093)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,814)	$158,232

(a)	Inception date of the Fund was January 30, 2025.
The accompanying notes are an integral part of these consolidated financial statements.

13

TEUCRIUM ETFs
Consolidated Statements of Changes in Net Assets

	GlacierShares Nasdaq Iceland ETF	Relative Strength Managed Volatility Strategy ETF	Teucrium 2x Daily Corn ETF
	Period Ended June30, 2025(a) (Unaudited)	Period Ended June30, 2025(b) (Unaudited)	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$5,315	$189,904	$24,161	$3,120
Net realized gain (loss)	287	(4,640,652)	(76,539)	(574)
Net change in unrealized appreciation (depreciation)	62,175	1,460,382	(200,500)	135,159
Net increase (decrease) in net assets from operations	67,777	(2,990,366)	(252,878)	137,705
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(22,418)	(2,818)
Total distributions to shareholders	—	—	(22,418)	(2,818)
CAPITAL TRANSACTIONS:
Creations	696,422	158,356,980	—	2,000,000
Redemptions	—	(107,339,140)	(1,047,348)	—
ETF transaction fees (See Note #4)	—	17	—	—
Net increase (decrease) in net assets from capital transactions	696,422	51,017,857	(1,047,348)	2,000,000
NET INCREASE (DECREASE) IN NET ASSETS	764,199	48,027,491	(1,322,644)	2,134,887
NET ASSETS:
Beginning of the period	—	—	2,134,887	—
End of the period	$ 764,199	$48,027,491	$812,243	$2,134,887
SHARES TRANSACTIONS
Creations	30,000	6,260,000	—	80,000
Redemptions	—	(4,320,000)	(40,000)	—
Total increase (decrease) in shares outstanding	30,000	1,940,000	(40,000)	80,000

(a)	Inception date of the Fund was March 26, 2025.
(b)	Inception date of the Fund was January 13, 2025.
(c)	Inception date of the Fund was December 12, 2024.
The accompanying notes are an integral part of these consolidated financial statements.

14

TEUCRIUM ETFs
Consolidated Statements of Changes in Net Assets(Continued)

	Teucrium 2x Daily Wheat ETF		Teucrium 2x Long Daily XRP ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)	Period Ended June 30, 2025(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$20,251	$2,755	$(242,271)
Net realized gain (loss)	(299,312)	(7,717)	(21,605,417)
Net change in unrealized appreciation (depreciation)	633	(45,324)	11,149,708
Net increase (decrease) in net assets from operations	(278,428)	(50,286)	(10,697,980)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(18,019)	(2,569)	—
Total distributions to shareholders	(18,019)	(2,569)	—
CAPITAL TRANSACTIONS:
Creations	—	2,000,000	170,864,581
Redemptions	(878,816)	—	(1,500,380)
Net increase (decrease) in net assets from capital transactions	(878,816)	2,000,000	169,364,201
NET INCREASE (DECREASE) IN NET ASSETS	(1,175,263)	1,947,145	158,666,221
NET ASSETS:
Beginning of the period	1,947,145	—	—
End of the period	$771,882	$1,947,145	$158,666,221
SHARES TRANSACTIONS
Creations	—	80,000	5,500,000
Redemptions	(40,000)	—	(50,000)
Total increase (decrease) in shares outstanding	(40,000)	80,000	5,450,000

(a)	Inception date of the Fund was December 12, 2024.
(b)	Inception date of the Fund was April 7, 2025.
The accompanying notes are an integral part of these consolidated financial statements.

15

TEUCRIUM ETFs
Consolidated Statements of Changes in Net Assets(Continued)

	Teucrium Agricultural Strategy No K-1 ETF		Yields for You Income Strategy A ETF
	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024	Period Ended June 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$61,466	$74,696	$430,325
Net realized gain (loss)	(227,392)	(383,312)	(46,320)
Net change in unrealized appreciation (depreciation)	109,112	35,240	(225,773)
Net increase (decrease) in net assets from operations	(56,814)	(273,376)	158,232
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(106,673)	(392,962)
Total distributions to shareholders	—	(106,673)	(392,962)
CAPITAL TRANSACTIONS:
Creations	710,356	2,173,671	41,684,624
Redemptions	(1,183,842)	—	(17,006,396)
Net increase (decrease) in net assets from capital transactions	(473,486)	2,173,671	24,678,228
NET INCREASE (DECREASE) IN NET ASSETS	(530,300)	1,793,622	24,443,498
NET ASSETS:
Beginning of the period	4,182,854	2,389,232	—
End of the period	$3,652,554	$4,182,854	$24,443,498
SHARES TRANSACTIONS
Creations	37,500	112,500	4,185,000
Redemptions	(62,500)	—	(1,710,000)
Total increase (decrease) in shares outstanding	(25,000)	112,500	2,475,000

(a)	Inception date of the Fund was January 30, 2025.
The accompanying notes are an integral part of these consolidated financial statements.

16

GlacierShares Nasdaq Iceland ETF
Financial Highlights

Period Ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.15
INVESTMENT OPERATIONS:
Net investment income(b)	0.19
Net realized and unrealized gain (loss) on investments(c)	0.13
Total from investment operations	0.32
Net asset value, end of period	$25.47
TOTAL RETURN(d)	1.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$764
Ratio of expenses to average net assets(e)	0.95%
Ratio of net investment income (loss) to average net assets(e)	3.02%
Portfolio turnover rate(d)(f)	8%

(a)	Inception date of the Fund was March 26, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

Relative Strength Managed Volatility Strategy ETF
Financial Highlights

Period Ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.98
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.06
Net realized and unrealized gain (loss) on investments(d)	(0.28)
Total from investment operations	(0.22)
CAPITAL TRANSACTIONS:
ETF transaction fees per share	0.00(e)
Net asset value, end of period	$24.76
TOTAL RETURN(f)	−0.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$48,027
Ratio of expenses to average net assets(g)(h)	0.95%
Ratio of net investment income (loss) to average net assets(g)(h)	0.55%
Portfolio turnover rate(f)(i)	242%

(a)	Inception date of the Fund was January 13, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

Teucrium 2x Daily Corn ETF
Consolidated Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$26.69	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.39	0.04
Net realized and unrealized gain (loss) on investments(c)	(6.39)	1.69
Total from investment operations	(6.00)	1.73
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.04)
Total distributions	(0.38)	(0.04)
Net asset value, end of period	$20.31	$26.69
TOTAL RETURN(d)	−22.77%	6.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$812	$2,135
Ratio of expenses to average net assets:
Before expense reimbursement(e)(g)	1.70%	1.70%
After expense reimbursement(e)(g)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)(g)	2.95%	3.13%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the consolidated notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these consolidated financial statements.

19

Teucrium 2x Daily Wheat ETF
Consolidated Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.34	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.33	0.04
Net realized and unrealized gain (loss) on investments(c)	(5.06)	(0.67)
Total from investment operations	(4.73)	(0.63)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.03)
Total distributions	(0.31)	(0.03)
Net asset value, end of period	$19.30	$24.34
TOTAL RETURN(d)	−19.60%	−2.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$772	$1,947
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	1.79%	1.77%
After expense reimbursement/recoupment(e)	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(e)	2.85%	2.97%
Portfolio turnover rate(d)(f)	—%	—%

(a)	Inception date of the Fund was December 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the consolidated notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these consolidated financial statements.

20

Teucrium 2x Long Daily XRP ETF
Consolidated Financial Highlights

Period Ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)
Net realized and unrealized gain (loss) on investments(c)	4.20
Total from investment operations	4.11
Net asset value, end of period	$29.11
TOTAL RETURN(d)	16.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$158,666
Ratio of expenses to average net assets(e)	5.01%
Ratio of interest expense to average net assets(e)	3.12%
Ratio of expenses to average net assets excluding interest expense(e)	1.89%
Ratio of net investment income (loss) to average net assets(e)	(1.29)%
Portfolio turnover rate(d)(f)	—%

(a)	Inception date of the Fund was April 7, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these consolidated financial statements.

21

Teucrium Agricultural Strategy No K-1 ETF
Consolidated Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Period Ended December 31, 2024(g)	Year Ended April 30, 2024	Period Ended April 30, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$18.59	$21.24	$34.80	$40.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.52	1.31	0.85
Net realized and unrealized gain (loss) on investments(c)	(0.63)	(2.70)	(3.50)	(5.79)
Total from investment operations	(0.33)	(2.18)	(2.19)	(4.94)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.47)	(11.37)	(0.26)
Total distributions	—	(0.47)	(11.37)	(0.26)
Net asset value, end of period	$18.26	$18.59	$21.24	$34.80
TOTAL RETURN(d)	−1.76%	−10.19%	−7.50%	−12.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,653	$4,183	$2,389	$86,118
Ratio of expenses to average net assets:
Before expense reimbursement(e)(h)	1.56%	1.56%	1.58%	1.58%
After expense reimbursement(e)(h)	0.89%	0.89%	0.89%	0.94%
Ratio of net investment income (loss) to average net assets(e)(h)	3.22%	3.91%	3.99%	2.56%
Portfolio turnover rate(d)(f)	—%	—%	—%	—%

(a)	Inception date of the Fund was May 16, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective December 31, 2024, the Fund changed its fiscal year end from April 30 to December 31.
(h)
Expense waived or reimbursed reflect reductions to total expenses, as discussed in the consolidated notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

The accompanying notes are an integral part of these consolidated financial statements.

22

Yields for You Income Strategy A ETF
Financial Highlights

Period Ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$9.99
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.17
Net realized and unrealized gain (loss) on investments(d)	(0.12)
Total from investment operations	0.05
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)
Net asset value, end of period	$9.88
TOTAL RETURN(e)	0.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,443
Ratio of expenses to average net assets(f)(g)	1.00%
Ratio of net investment income (loss) to average net assets(f)(g)	4.11%
Portfolio turnover rate(e)(h)	9%

(a)	Inception date of the Fund was January 30, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)
1. ORGANIZATION
The Teucrium ETFs are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Fund Name	Ticker	Commencement of Operations
GlacierShares Nasdaq Iceland ETF (“GLCR ETF”)	GLCR	March 26, 2025
Relative Strength Managed Volatility Strategy ETF (“RSMV ETF”)	RSMV	January 13, 2025
Teucrium 2x Daily Corn ETF (“CXRN ETF”)	CXRN	December 12, 2024
Teucrium 2x Daily Wheat ETF (“WXET ETF”)	WXET	December 12, 2024
Teucrium 2x Long Daily XRP ETF (“XXRP ETF”)	XXRP	April 7, 2025
Teucrium Agricultural Strategy No K-1 ETF (“TILL ETF”)	TILL	May 16, 2022
Yields for You Income Strategy A ETF (“YFYA ETF”)	YFYA	January 30, 2025

GLCR ETF is a passively managed exchange-traded fund (“ETF”), that seeks to track the total return performance, before fees and expenses, of an index composed of equity securities of Icelandic companies and companies related to the Icelandic economy.
RSMV ETF is an actively managed ETF that seeks capital appreciation by investing primarily in common stocks of U.S. growth companies.
CXRN ETF is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the price of corn for future delivery for a single day, not for any other period.
WXET ETF is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the price of wheat for future delivery for a single day, not for any other period.
XXRP ETF is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of XRP for a single day, not for any other period.
TILL ETF is an actively-managed ETF that seeks to achieve capital appreciation by investing primarily in agricultural commodities futures contracts traded on the Chicago Board of Trade (“CBOT”) or Intercontinental Exchange Inc. (“ICE”).
YFYA ETF is an actively managed fund-of-funds ETF that seeks total return (i.e. income and capital appreciation) consistent with the preservation of capital by investing in a combination of underlying ETFs.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Teucrium Investment Advisors, LLC (the “Adviser”).
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Consolidation of Subsidiary. CXRN ETF, WXET ETF, XXRP ETF and TILL ETF expect to gain exposure to commodities futures by each investing in a Cayman subsidiary, a wholly-owned subsidiary of each Fund organized under the laws of the Cayman Islands (each a “Subsidiary”, together the “Subsidiaries”). The Funds’ Investment Adviser also serves as the investment adviser to each Subsidiary. Each Fund’s investment in a Subsidiary is intended to provide the Funds with indirect exposure to commodities futures within the limits of current federal income tax laws applicable to investment companies such as the Funds, which limit the ability of investment companies to invest directly

24

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
in commodities futures. Each Subsidiary has the same investment objective as each Fund, but may invest in commodities futures to a greater extent than the Funds. Except as otherwise noted, references to each Fund’s investments include each Fund’s indirect investments through the Subsidiary. Because the Funds intend to elect to be treated as a regulated investment companies under the Internal Revenue Code of 1986, as amended, the size of each Fund’s investment in the Subsidiary generally will be limited to 25% of the Fund’s total assets, tested at the end of each fiscal quarter. Information regarding each Fund and its Subsidiary has been consolidated in the Consolidated Schedules of Investments, Consolidated Schedules of Open Futures Contracts, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights.
All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiaries were as follows:

Fund	Subsidiary	Net Assets of Subsidiary	Net Assets of the Subsidiary as a Percentage of Fund’s Net Assets
Teucrium 2x Daily Corn ETF	CXRN Cayman	$130,458	16.06%
Teucrium 2x Daily Wheat ETF	WXET Cayman	145,943	18.91
Teucrium 2x Long Daily XRP ETF	XXRP Cayman	127,263,127	80.21
Teucrium Agricultural Strategy No K-1 ETF	TILL Cayman	160,835	4.40

Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions. The net asset value (“NAV”) per share of the Funds is equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement. In calculating the NAV, the Funds’ exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market deposit accounts are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

25

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
Futures contracts will be valued at the settlement price on the exchange in which they are principally traded. If there is no current market price available, then the securities will be valued at fair value.
Swap contracts will be valued at the closing price of the underlying benchmark that the agreement is tracking. If there is no current market price available, then the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Consolidated Schedules of Investments for a summary of the valuations as of June 30, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions. Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income. Interest income is accrued daily.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions. The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of a.its investment company taxable income (which includes dividends, interest and net short-term capital gains) and b.certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax.

26

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of June 30, 2025, the Funds’ most recent period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2024, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At December 31, 2024, the Funds’ most fiscal year end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.
GLCR ETF, RSMV ETF, XXRP ETF and YFYA ETF commenced operations after the December 31, 2024, fiscal period end; therefore, there was no tax information as of June 30, 2025.
Indemnification. In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. DERIVATIVE INSTRUMENTS
Swap Agreements. XXRP ETF intends to enter into one or more swap agreements with major global financial institutions whereby the Fund and the global financial institution will agree to exchange the return earned on an investment by the Fund in XRP that is equal, on a daily basis, to 200% of the value of the Fund’s net assets. It is expected that the Fund will reference one or more of the following benchmarks for purposes of determining the price of XRP: (i) the CME CF XRP-Dollar Reference Rate; (ii) CME CF XRP-Dollar Real Time Index; (iii) exchange-traded products that hold XRP directly, or (iv) other benchmarks that the Adviser believes produce daily returns consistent with those of XRP.
A swap agreement is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Funds.

27

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
The swap agreements are subject to master netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds through a single payment, in the event of default or termination. Amounts presented on the Consolidated Schedules of Total Return Swap Contracts are gross settlement amounts.

Counterparty	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statements of Assets and Liabilities	Net Amounts Presented in the Consolidated Statements of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statements of Assets & Liabilities
					Financial Instruments	Collateral Posted*	Net Amount
Marex Capital Markets, Inc	Equity Risk Swap Contracts	$(691,898)	$ —	$(691,898)	$ —	$691,898	$ —
	Reverse Repurchase Agreements	(739,901,250)	—	(739,901,250)	—	739,901,250	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$(740,593,148)	$—	$(740,593,148)	$—	$740,593,148	$—

*
Amounts do not reflect overcollateralization at the counterparty.
Futures Contracts. The Funds will invest indirectly, via each Fund’s Subsidiary, in commodity futures, which are standardized futures contracts on commodities. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a fund enters into the contract. Futures can be held until their delivery dates or can be closed out before then if a liquid secondary market is available. During the period that the commodity futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis known as “variation margin”. Subsequent or variation margin payments are received or made on commodity futures contracts depending upon whether unrealized gains or losses are incurred. When futures contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Realized gains (losses) and changes in unrealized appreciation (depreciation) on open positions are determined on a specific identification basis and recognized in the Consolidated Statements of Operations.
CXRN ETF expects to invest in corn futures contracts in order to maintain its 2x daily exposure to corn.
WXET ETF expects to invest in wheat futures contracts in order to maintain its 2x daily exposure to wheat.
XXRP ETF expects to invest in XRP futures contracts in order to maintain its 2x daily exposure to XRP.
TILL ETF’s holdings consist of four commodities futures holdings, one in each of the following commodities:
corn, wheat, soybeans, and sugar. The portfolio will be rebalanced, generally on a monthly basis, in order to maintain approximately a 25% allocation of the Fund’s assets to each commodity.
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in each Fund’s Consolidated Schedule of Futures Contracts. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).
The primary risks associated with the use of futures contracts, which may adversely affect the Funds’ NAV and total return, are (a) the imperfect correlation between the change in market value of the commodity future and the price of commodity; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited;

28

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
(d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and may have to sell securities at a time when it maybe disadvantageous to do so.
At June 30, 2025, the Funds held cash in connection with certain derivative securities and is reflected as deposits at broker on the Consolidated Statements of Assets and Liabilities. On June 30, 2025, the Funds pledged the following amounts as collateral:

	Counterparty	Deposits at Broker
Teucrium 2x Daily Corn ETF	StoneX Financial, Inc.	$130,350
Teucrium 2x Daily Wheat ETF	StoneX Financial, Inc.	145,778
Teucrium 2x Long Daily XRP ETF	Marex Capital Markets, Inc.	13,616,307
	StoneX Financial, Inc.	1,029,633
	Wedbush Securities, Inc.	118,785,431
Teucrium Agricultural Strategy No K-1 ETF	StoneX Financial, Inc.	160,632

The average monthly notional amount of futures and swap contracts during the fiscal period ended June 30, 2025 was:

	Long Commodity Risk Futures Contracts	Short Commodity Risk Futures Contracts	Long Commodity Risk Swap Contracts	Short Commodity Risk Swap Contracts
Teucrium 2x Daily Corn ETF	$4,2624,050	$ —	$—	$ —
Teucrium 2x Daily Wheat ETF	1,365,319	—	—	—
Teucrium 2x Long Daily XRP ETF	177,881,804	—	31,982,961	—
Teucrium Agricultural Strategy No K-1 ETF	2,507,970	—	—	—

The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Assets and Liabilities as of June 30, 2025:

	Location on Consolidated Statements of Assets & Liabilities	Asset Derivatives	Liability Derivatives
Teucrium 2x Daily Corn ETF
Commodity Risk Futures Contracts	Variation margin on futures contracts, net	$ —	$8,887
Teucrium 2x Daily Wheat ETF
Commodity Risk Futures Contracts	Variation margin on futures contracts, net	—	7,125
Teucrium 2x Daily Wheat ETF
Equity Risk Swap Contracts	Payable for swap contracts	—	691,898
Teucrium Agricultural Strategy No K-1 ETF
Commodity Risk Futures Contracts	Variation margin on futures contracts, net	—	21,464

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedules of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (losses).

29

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
The following is a summary of the effect of derivative instruments on the Funds’ Consolidated Statements of Operations for the fiscal period ended June 30, 2025:

		Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)
Teucrium 2x Daily Corn ETF	Commodity Risk Futures contracts	$(76,539)	$(200,500)
Teucrium 2x Daily Wheat ETF	Commodity Risk Futures contracts	(299,312)	633
Teucrium 2x Long Daily XRP ETF	Commodity Risk Futures contracts	(32,161,030)	11,220,814
Teucrium 2x Long Daily XRP ETF	Commodity Risk Swap contracts	10,555,613	(71,106)
Teucrium Agricultural Strategy No K-1ETF	Commodity Risk Futures contracts	(227,392)	109,112

4. REVERSE REPURCHASE AGREEMENTS
XXRP ETF may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements may be entered into only with banks or securities dealers or their affiliates.
Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement. The Trust has entered into Investment Advisory Agreements (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Subsidiaries, and the Adviser, each Fund and Subsidiary pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at a rate in the table below of each Fund’s and Subsidiary’s average daily net assets. The Adviser has agreed to pay all expenses of the Funds and Subsidiaries except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

GlacierShares Nasdaq Iceland ETF	0.95%
Relative Strength Managed Volatility Strategy ETF	0.95%
Teucrium 2x Daily Corn ETF	1.49%
Teucrium 2x Daily Wheat ETF	1.49%
Teucrium 2x Long Daily XRP ETF.	1.49%
Teucrium Agricultural Strategy No K-1 ETF.	1.49%
Yields for You Income Strategy A ETF.	1.00%

30

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
Fee Waiver Agreement. The Adviser contractually agreed to waive the unitary management fee it receives from the Funds in an amount equal to the management fee of 1.49% paid by each Subsidiary. The waiver will remain in effect for a period of one year from the effective date of each Fund’s prospectus, and therefore from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser contractually agreed to waive 0.54% of its management fee of the Teucrium 2x Daily Corn ETF and Teucrium 2x Daily Wheat ETF and 0.60% of its management fees of the Teucrium Agricultural Strategy No K-1 ETF. The waivers will remain in effect from year to year for successive one-year periods unless terminated sooner by the Board. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.
The Adviser waived the following amounts during the fiscal period ended June 30, 2025:

Teucrium 2x Daily Corn ETF.	$6,174
Teucrium 2x Daily Wheat ETF	5,945
Teucrium Agricultural Strategy No K-1 ETF	12,784

Distribution Agreement and 12b-1 Plan. PINE Advisor Solutions, (the “Distributor”), serves as each Fund’s distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a 12b-1 Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Funds’ administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
6. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds, except for GLCR ETF, are listed and traded on the NYSE Arca, Inc. Shares of GLCR ETF are listed and traded on the NASDAQ Stock Market, LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

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Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
Creation Unit Transaction Fee. Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee charged by each Fund for each creation order is as follows:

GlacierShares Nasdaq Iceland ETF	$1,000
Relative Strength Managed Volatility Strategy ETF	300
Teucrium 2x Daily Corn ETF	300
Teucrium 2x Daily Wheat ETF	300
Teucrium 2x Long Daily XRP ETF	300
Teucrium Agricultural Strategy No K-1 ETF	300
Yields for You Income Strategy A ETF.	300

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all-cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Consolidated Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
7. FEDERAL INCOME TAX
The tax character of distributions paid for the fiscal periods ended June 30, 2025 and December 31, 2024, were as follows:

	Period Ended June 30, 2025
	Ordinary Income(1)	Long-Term Capital Gain
GlacierShares Nasdaq Iceland ETF.	$—	$ —
Relative Strength Managed Volatility Strategy ETF	—	—
Teucrium 2x Daily Corn ETF	22,418	—
Teucrium 2x Daily Wheat ETF	18,019	—
Teucrium 2x Long Daily XRP ETF	—	—
Teucrium Agricultural Strategy No K-1 ETF	—	—
Yields for You Income Strategy ETF	392,962	—

32

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)

	Period Ended December 31, 2024
	Ordinary Income(1)	Long-Term Capital Gain
Teucrium 2x Daily Corn ETF	$2,818	$ —
Teucrium 2x Daily Wheat ETF	2,569	—
Teucrium Agricultural Strategy No K-1 ETF	106,673	—

(1)
Ordinary income may include short-term capital gains.
At December 31, 2024, the Funds’ most recent fiscal period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	Teucrium 2x Daily Corn ETF	Teucrium 2x Daily Wheat ETF	Teucrium Agricultural Strategy No K-1 ETF
Undistributed Ordinary Income	$183	$49	$398
Other Accumulated Gain/(Loss)	135,159	(45,324)	(20,829)
Total Distributable Earnings/(Accumulated Losses)	$135,342	$(45,275)	$(20,431)

Under current tax law, net capital losses realized and specified ordinary losses after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.
The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds’ most recent fiscal period end, the Funds had no carryforward losses to be carried forward indefinitely to offset future realized capital gains and did not utilize any capital loss carryforwards. The Funds did not defer any post-October losses for the fiscal period ended December 31, 2024.
8. INVESTMENT TRANSACTIONS
During the period ended June 30, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Consolidated Statements of Operations is as follows:

	Realized Gains	Realized Losses
GlacierShares Nasdaq Iceland ETF	$—	$—
Relative Strength Managed Volatility Strategy ETF	5,399,178	(968,790)
Teucrium 2x Daily Corn ETF	—	—
Teucrium 2x Daily Wheat ETF	—	—
Teucrium 2x Long Daily XRP ETF	—	—
Teucrium Agricultural Strategy No K-1 ETF	—	—
Yields for You Income Strategy A ETF	57,954	(69,833)

33

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
GlacierShares Nasdaq Iceland ETF	$62,772	$49,006	$671,099	$—
Relative Strength Managed Volatility Strategy ETF	182,221,757	181,889,356	156,796,337	106,141,276
Teucrium 2x Daily Corn ETF	—	—	—	—
Teucrium 2x Daily Wheat ETF	—	—	—	—
Teucrium 2x Long Daily XRP ETF	—	—	—	—
Teucrium Agricultural Strategy No K-1 ETF	—	—	—	—
Yields for You Income Strategy A ETF	2,212,591	1,956,947	41,206,892	16,830,970

9. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
The price and availability of agricultural commodities is influenced by economic and industry conditions, including but not limited to supply and demand factors such as: crop disease; weed control; water availability; various planting, growing, or harvesting problems; severe weather conditions such as drought, floods, heavy rains, frost, or natural disasters that are difficult to anticipate and that cannot be controlled. The U.S. prices of certain agricultural commodities such as soybeans and sugar are subject to risks relating to the growth of such commodities in foreign countries, such as: uncontrolled fires (including arson); challenges in doing business with foreign companies; legal and regulatory restrictions; transportation costs; interruptions in energy supply; currency exchange rate fluctuations; and political and economic instability. Additionally, demand for agricultural commodities is affected by changes in consumer tastes, national, regional and local economic conditions, and demographic trends. Agricultural commodity production is subject to United States and foreign policies and regulations that materially affect operations. Governmental policies affecting the agricultural industry, such as taxes, tariffs, duties, subsidies, incentives, acreage control, and import and export restrictions on agricultural commodities and commodity products, can influence the planting of certain crops, the location and size of crop production, the volume and types of imports and exports, and industry profitability. Additionally, commodity production is affected by laws and regulations relating to, but not limited to, the sourcing, transporting, storing and processing of agricultural raw materials as well as the transporting, storing and distributing of related agricultural products. Agricultural commodity producers also may need to comply with various environmental laws and regulations, such as those regulating the use of certain pesticides, and local laws that regulate the production of genetically modified crops. In addition, international trade disputes can adversely affect agricultural commodity trade flows by limiting or disrupting trade between countries or regions. Seasonal fluctuations in the price of agricultural commodities may cause risk to an investor because of the possibility that Fund Share prices will be depressed because of the relevant harvest cycles. In the futures market, fluctuations are typically reflected in contracts expiring in the harvest season (i.e., in the case of corn and soybeans, contracts expiring during the fall are typically priced lower than contracts expiring in the winter and spring, while in the case of wheat and sugar, contracts expiring during the spring and early summer are typically priced lowest). Thus, seasonal fluctuations could result in an investor incurring losses upon the sale of Fund Shares, particularly if the investor needs to sell Fund Shares when a Component Futures Contract is, in whole or part, expiring in the harvest season for the specified commodity.
Investments linked to XRP can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for XRP and XRP-related investments may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. A number of factors affect the price and market for XRP:

34

Teucrium ETFs
Notes to Consolidated Financial Statements
June 30, 2025 (Unaudited)(Continued)
There is no guarantee that the CXRN ETF, WXET ETF and XXRP ETF will achieve a high degree of correlation to the price performance of their reference commodities, therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the price performance of the reference commodities, the Funds seek to rebalance their portfolios daily to keep leverage consistent with their daily leveraged investment objectives. In addition, the Funds’ exposure to the price of the reference commodities is impacted by the movement of the price of the reference commodities. Because of this, it is unlikely that the Funds will be perfectly exposed to the price performance of the reference commodities at the end of each day. The possibility of the Funds being materially over- or under-exposed to the price performance of the reference commodities increases on days when the price of the reference commodities are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Funds’ ability to adjust exposure to the required levels. The Funds may have difficulty achieving their daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in exchange-traded products, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Funds. The Funds may be subject to large movements of assets into and out of the Funds, potentially resulting in the Funds being over- or under-exposed to the price of the reference commodities. The Funds may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Funds’ correlation to the price performance of the reference commodities.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
10. NEW ACCOUNTING PRONOUNCEMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
11. SUBSEQUENT EVENTS
On July 28, 2025, the following Funds paid a distribution to shareholders of record on July 25, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Teucrium 2x Daily Corn ETF	$0.04	$1,782
Teucrium 2x Daily Wheat ETF	0.04	1,727
Yields For You Income Strategy A ETF	0.05	122,250

On August 27, 2025, the following Funds paid a distribution to shareholders of record on August 26, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Teucrium 2x Daily Corn ETF	$0.04	$1,726
Teucrium 2x Daily Wheat ETF	0.04	1,620
Yields For You Income Strategy A ETF	0.05	127,500

In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

35

Teucrium ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT
GlacierShares Nasdaq Iceland ETF
At meetings held on February 25, 2025 (the “February Meeting”) and March 5, 2025 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the GlacierShares Nasdaq Iceland ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser. The Board also considered certain materials provided by the Adviser to the Board at its December 3-4, 2025 meeting.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to the Fund by the Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to the Fund’s investment restrictions, overseeing the activities of the service providers, and monitoring compliance with various policies and procedures with applicable securities regulations. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board also noted its familiarity with the Adviser in its management of other series within the Trust.
Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that the Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for the Fund compared

36

Teucrium ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT(Continued)
to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared the Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (each, a “Selected Peer Group”).
The Board noted that the management fee was higher than the average and median of its Peer Group and was higher than the funds in its Selected Peer Group.
The Board considered the Adviser’s discussion of the characteristics that set the Fund apart from its peers to warrant a higher management fee and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to the Fund, the Board took into consideration that the Fund would pay the Adviser a “unitary fee,” meaning the Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. Based on the projected profitability information presented and the comparability of the Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. However, the Board determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s shareholders. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.
Yields For You Strategy A ETF
Relative Strength Managed Volatility Strategy ETF
At meetings held on November 18, 2024 (the “November Meeting”) and December 3 and 4, 2024 (the “December Meeting” and together with the November Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of Yields For You Strategy A ETF and Relative Strength Managed Volatility Strategy ETF (each, a “Fund” and together, the “Funds).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of a Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the December Meeting a representative from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The

37

Teucrium ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT(Continued)
representative discussed the services to be provided to each Fund by the Adviser, as well as the rationale for launching the Funds, each Fund’s proposed fees, and information with respect to each Fund’s strategy and certain operational aspects of the Funds. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the December Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) each Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee reflects economies of scale to be shared with its respective Fund shareholders; (vi) any benefits to be derived by the Adviser from the relationship with each Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for each Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to each Fund’s investment restrictions, overseeing the activities of the service providers, and monitoring compliance with various policies and procedures with applicable securities regulations. The Board also considered that certain of the Funds’ portfolio managers would be contractors hired by and under the supervision of the Adviser. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer regarding her review of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser as the investment adviser to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios.
Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that each Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for each Fund compared to a group of ETFs selected by Barrington Partners as most comparable to the Fund (each, a “Peer Group”). Additionally, the Board compared each Fund’s management fee with funds identified by the Adviser to be each Fund’s most direct competitors (each, a “Selected Peer Group”).
Yields For You Strategy A ETF: The Board noted that the management fee was higher than the median and average of its Peer Group, but within the range of management fees in the Peer Group. The Board also noted that the management fee was outside the range of funds in its Selected Peer Group.
Relative Strength Managed Volatility Strategy ETF: The Board noted that the management fee was higher than the median and average of its Peer Group, but within the range of management fees in the Peer Group. The Board also noted that the management fee was outside the range of funds in its Selected Peer Group.
The Board noted the Adviser’s discussion of the characteristics that set the Funds apart from its peers to warrant a higher management fee and agreed to monitor whether each Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Funds.

38

Teucrium ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT(Continued)
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to each Fund, the Board took into consideration that each Fund would pay the Adviser a “unitary fee,” meaning a Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with each Fund. Based on the projected profitability information presented and the comparability of the Funds’ proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing each Fund as assets grow in size. However, the Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with each Fund’s shareholders. In the event there were to be significant asset growth in a Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its shareholders.
Teucrium 2x Long Daily XRP ETF
At meetings held on February 25, 2025 (the “February Meeting”) and March 5, 2025 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Teucrium Investment Advisors, LLC (the “Adviser”) and the Trust, on behalf of the Teucrium 2x Long Daily XRP ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser. The Board also considered certain materials provided by the Adviser to the Board at its December 3-4, 2025 meeting.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to the Fund by the Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the

39

Teucrium ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT(Continued)
Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee for the Fund reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to the Fund’s investment restrictions, overseeing the activities of the service providers, and monitoring compliance with various policies and procedures with applicable securities regulations. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios and trading derivatives. The Board also noted its familiarity with the Adviser in its management of other series within the Trust.
Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that the Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for the Fund compared to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared the Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (each, a “Selected Peer Group”).
The Board noted that the management fee was higher than the average and median of its Peer Group but was within the range of funds in its Selected Peer Group.
The Board considered the Adviser’s discussion of the characteristics that set the Fund apart from its respective peers to warrant higher management fees and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to the Fund, the Board took into consideration that the Fund would pay the Adviser a “unitary fee,” meaning the Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. Based on the projected profitability information presented and the comparability of the Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. However, the Board determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s shareholders. In the event there were to be

40

Teucrium ETFs
BOARD CONSIDERATION AND APPROVAL OF ADVISORY AGREEMENT(Continued)
significant asset growth in the Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

41

Teucrium ETFs
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from each Fund’s most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Advisory Agreements.

42

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	9/5/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/5/2025

* Print the name and title of each signing officer under his or her signature.